Retirement Benefits Plan (Tables)	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Summary of defined contribution plans

Years ended December 31,	2023	2022
Defined contribution plans	$6,780	$5,169
401(k) matched savings plan	7,238	4,110
Net pension expense	$14,018	$9,279